Consolidated statements of changes in shareholders' deficit - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses)	Retained earnings, portion attributable to dividends	Retained earnings	Accumulated other comprehensive income	Issued capital Ordinary shares	Issued capital Preference shares	Issued capital	Reserve of equity component of convertible instruments	Contributed deficit	Non-controlling interests	Total
Balance, beginning of period at Mar. 31, 2018	$ 716,371	$ (1,835,778)		$ 74,071	$ 1,079,055	$ 136,771		$ 13,029	$ (22,693)	$ (422)
Statement Line Items [Line Items]
Profit (loss)	(266,339)									(192)	$ (266,531)
Balance, end of period at Mar. 31, 2019	450,032	(1,923,808)	$ (1,473,776)	79,093	1,088,538	146,965	$ 1,235,503	13,029	(25,540)	(399)	(172,090)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(88,030)
Other comprehensive income				5,022
Shares issued						10,447
Shares issuance costs						(253)
Issuance cost associated with Recapitalization						253
Share-based units exercised					9,483				(9,483)
Add: Share-based compensation expense									5,916
Discontinued operations									217
Purchase of non-controlling interest									1,462
Share-based compensation adjustment									(1,031)
Non-cash deferred share grant distributions									72
Foreign exchange impact on non-controlling interest										215
Profit (loss)	(309,586)									(73)	(309,659)
Balance, end of period at Mar. 31, 2020	140,446	(1,950,003)	(1,809,557)	84,651	1,099,864	146,965	1,246,829	13,029	(29,826)	(414)	(495,288)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(26,195)
Other comprehensive income				5,558
Share-based units exercised					11,326				(11,326)
Add: Share-based compensation expense									12,250
Discontinued operations									269
Share-based compensation adjustment									(3,664)
Non-cash deferred share grant distributions									(1,815)
Foreign exchange impact on non-controlling interest										58
Profit (loss)	(392,289)									(140)	(392,429)
Balance, end of period at Mar. 31, 2021	$ (251,843)	(1,950,026)	$ (2,201,869)	91,009	1,537,863		$ 1,537,863		(11,634)	(392)	$ (585,023)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		$ (23)
Other comprehensive income				$ 6,358
Issuance of shares due to Recapitalization					438,642
Shares issued						$ (146,965)
Shares issuance costs					1,572
Issuance cost associated with Recapitalization					(1,572)
Share-based units exercised					$ 929				(929)
Settled with common shares								$ (13,029)
Add: Share-based compensation expense									6,492
Transferred from equity component									13,029
Share-based compensation adjustment									(423)
Non-cash deferred share grant distributions									$ 23
Foreign exchange impact on non-controlling interest										$ 162